Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Consolidated Balance Sheets
Trade accounts receivable, allowances (in dollars)	$ 31.6	$ 44.8
Common stock, par value (in dollars per share)	$ 1	$ 1
Common stock, authorized shares	400,000,000	400,000,000
Common stock, issued shares	124,126,624	124,126,624
Common stock, outstanding shares	96,178,411	99,915,457
Treasury stock, shares	27,948,213	24,211,167